Investment Strategy - (Allspring Managed Account CoreBuilder® Shares - Series SP) - (Allspring CoreBuilder Shares - Series SP)	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in debt securities;
•	up to 60% of the Fund’s total assets in debt securities of foreign issuers, including emerging markets issuers, which may be denominated in any currency; and
•	up to 60% of the Fund’s total assets in below investment-grade debt securities.
We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans,  collateralized debt obligations, commercial paper, variable- and adjustable-rate securities, foreign sovereign debt, supranational agencies, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We may invest a significant portion of the Fund’s assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We invest in both investment-grade and below investment-grade debt securities (often called “high yield” securities or “junk bonds”), including unrated securities.
We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.
We may also invest in derivatives, such as futures, currency forwards, and credit default swap indices (“CDX”), for duration and yield curve management, to gain or hedge currency exposure, to control risk or to enhance return.
While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be under five years. In addition, while we may purchase securities of any duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective duration to be under five years. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We employ a top-down  macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer’s general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors including an assessment of environmental, social and governance (ESG) factors that are deemed to have material business and/or financial risk. The ESG factors utilized in the fund’s investment process may change over time, some factors may not be relevant with respect to all issuers and may or may not be determinative in the security selection process. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.